                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06121

Morgan Stanley Pacific Growth Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
  (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY PACIFIC GROWTH FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report

For the six month period ended April 30, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED APRIL 30, 2004

                                                   MORGAN
                                                  STANLEY      LIPPER
                                                  CAPITAL     PACIFIC
                                            INTERNATIONAL      REGION
                                             (MSCI) WORLD       FUNDS
CLASS A    CLASS B    CLASS C    CLASS D         INDEX(1)    INDEX(2)
   9.20%      8.79%      8.80%      9.38%            8.43%       7.33%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURE ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Global equity markets exhibited a solid, upward trend during the six-month period ended April 30, 2004. This trend was driven mainly by improving economic conditions and statistical measures (i.e., gross domestic product growth, manufacturing activity measures, consumer confidence) that supported the market rally that began in March 2003. Additionally, global companies were aided by extremely low interest rates and a depreciating U.S. dollar. The strong economic environment led to some investor concern, however, that financial regulators in large economies like the U.S. and China would consider raising interest rates to avoid inflation. As a result, sector leadership changed in early 2004 as investors shifted assets from cyclical, interest-rate-sensitive sectors to more defensive ones.

Asia, excluding Japan, began a recovery in the second quarter of 2003 after suffering earlier in the year from SARS fears and the struggling U.S. economy, on which Asian exporters rely. Investors showed renewed interest in Asian equities after the SARS concerns abated and the U.S. economy showed signs of life. The Asia ex-Japan markets had been beaten down in the bear market of 2001 and 2002, and many of their stocks were valued at low levels. These stocks became very attractive to investors from a risk-reward viewpoint and consequently saw an inflow of assets.

During the six-month period under review, Thailand and Indonesia were two of the best-performing markets in the region, for several reasons. Thailand's prime minister instituted numerous economic reforms, began government projects and established pro economic growth regulations. These actions led to an influx of foreign assets. In Indonesia, the uneventful passing of national elections and a credit cycle upswing boosted that economy. China, the largest economy in Asia ex-Japan, surged in 2003 but lagged other markets as the Chinese government increased its reserve ratio requirements for commercial banks and continued to tighten monetary policy. This, together with concerns over a rerating of the Chinese renminbi, cooled the country's furious pace of economic growth.

Japanese equities turned out to be one of the best-performing asset classes during the six-month period. Their performance was driven largely by government bail-outs of the Ashikaga Bank in November 2003 and the Resona Bank earlier in the year, as well as the posting of encouraging gross domestic product data. As a result, investors gained confidence in high-beta, low-quality stocks that were trading at attractive valuations. These companies were the best performers in Japan, led by government-boosted banking stocks. High-quality exporting companies lagged, due to the yen's strength relative to the depreciating U.S. dollar.

PERFORMANCE ANALYSIS

Morgan Stanley Pacific Growth Fund outperformed both the MSCI World Index and the Lipper Pacific Region Funds Index during the six months ended April 30, 2004. The Fund consists of securities from 11 Asian countries: Australia, China, Hong Kong, India, Indonesia, Japan, New Zealand, Singapore, South Korea, Taiwan and Thailand. Generally, the portfolio is evenly weighted between the Japanese and non-Japanese portions, and both portions contributed to the Fund's outperformance.

The Fund's Japanese portfolio was aided most by the managers' bottom-up stock selection in the pharmaceuticals and materials sectors. Two pharmaceuticals stocks helped the portfolio in particular -- Yamanouchi and Ono -- which were purchased at attractive valuations and boosted by strong product lineups of prescription drugs. Materials positions in the Japanese portfolio contributed to the portfolio as well, led by Toyo Ink and Kaneka. Toyo Ink gained from increased demand for the liquid crystal used in cell phones and flat-panel televisions, and Kaneka enjoyed earnings growth of their well-diversified business model into Rasin products, pharmaceuticals and electronic materials.

The Asian ex-Japan portfolio's strong performance was driven by several factors. Stock selection in India, particularly with regard to the portfolio's overweighted bias in both the Union Bank of India and the global automobile parts supplier Hero Honda Motors positions, together with an underweighting in Taiwanese technology company, Taiwan Semiconductor, contributed to performance. The Fund was also aided by the Asian portfolio's reduced exposure to China, increased allocation to Indonesia and strong buy-sell decision making.

While many of the Fund's positions did well, some lagged expectations. The Fund's biggest detractor was its zero allocation to Japanese banks. These companies were very unattractive, due to their balance sheet metrics, interest-rate-sensitive business models and limited loan and lending business opportunities. The Japanese government's bail-outs of the Resona and Ashikaga banks caused these and other bank stocks not held in the Japan portfolio to rally. The Fund's position in the Australian airline Qantas hurt performance, as it lagged investor expectations during the economic recovery. From a country allocation perspective, the portfolio's positions in Taiwan and Hong Kong detracted from performance, as these markets lagged their regional peers.

TOP 10 HOLDINGS

Samsung Electronics Co., Ltd.                 2.4%
Samsung SDI Co., Ltd.                         2.0
Nissan Motor Co., Ltd.                        1.7
Toyota Motor Corp.                            1.6
Fujitsu Ltd.                                  1.5
Canon, Inc.                                   1.4
Matsushita Electric Industrial Co., Ltd.      1.4
Toshiba Corp.                                 1.4
Ricoh Co., Ltd.                               1.4
Henderson Land Development Co., Ltd.          1.4

TOP FIVE COUNTRIES

Japan                                        52.6%
South Korea                                  10.0
Hong Kong                                     9.6
Australia                                     8.2
Taiwan                                        8.2

DATA AS OF APRIL 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS, INCLUDING DEPOSITARY RECEIPTS, AND OTHER SECURITIES OF COMPANIES THAT HAVE A PRINCIPAL PLACE OF BUSINESS IN, OR DERIVE A MAJORITY OF THEIR REVENUES FROM BUSINESS IN ASIA, AUSTRALIA OR NEW ZEALAND. THE PRINCIPAL ASIAN COUNTRIES INCLUDE HONG KONG, INDIA, INDONESIA, JAPAN, MALAYSIA, THE PHILIPPINES, SINGAPORE, SOUTH KOREA, TAIWAN AND THAILAND. THE FUND'S ASSETS WILL BE INVESTED IN AT LEAST THREE COUNTRIES. THE FUND MAY, HOWEVER, INVEST MORE THAN 25 PERCENT OF ITS NET ASSETS IN JAPAN, HONG KONG, MALAYSIA, SOUTH KOREA AND TAIWAN. THUS, THE INVESTMENT PERFORMANCE OF THE FUND MAY BE SUBJECT TO THE SOCIAL, POLITICAL AND ECONOMIC EVENTS OCCURRING IN THOSE COUNTRIES TO A GREATER EXTENT THAN OTHER COUNTRIES.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2004

                    CLASS A SHARES*        CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                   (SINCE 07/28/97)        (SINCE 11/30/90)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                       TGRAX                    TGRBX                  TGRCX                  TGRDX
1 YEAR                        56.47%(3)               54.85%(3)              54.91%(3)              56.41%(3)
                              48.25(4)                49.85(4)               53.91(4)                  --
5 YEARS                        1.52(3)                 0.70(3)                0.74(3)                1.73(3)
                               0.43(4)                 0.31(4)                0.74(4)                  --
10 YEARS                         --                   (3.38)(3)                 --                     --
                                 --                   (3.38)(4)                 --                     --
SINCE INCEPTION               (5.11)(3)                2.84(3)               (5.79)(3)              (4.90)(3)
                              (5.87)(4)                2.84(4)               (5.79)(4)                 --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER PACIFIC REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER PACIFIC REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY PACIFIC GROWTH FUND INC.

PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

   NUMBER OF
    SHARES                                                                 VALUE
--------------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS (100.7%)

                  AUSTRALIA (8.2%)
                  AIRLINES
        507,538   Qantas Airways Ltd.                                  $     1,226,902
                                                                       ---------------
                  APPAREL/FOOTWEAR
        189,321   Billabong International Ltd.                               1,038,267
                                                                       ---------------
                  BEVERAGES: NON-ALCOHOLIC
        170,550   Coca-Cola Amatil Ltd.                                        847,945
                                                                       ---------------
                  CONTAINERS/PACKAGING
        165,250   Amcor Ltd.                                                   827,556
                                                                       ---------------
                  FINANCIAL CONGLOMERATES
        351,100   AMP Ltd.                                                   1,461,851
        249,100   Promina Group Ltd.                                           674,065
                                                                       ---------------
                                                                             2,135,916
                                                                       ---------------
                  INVESTMENT TRUSTS/MUTUAL FUNDS
        239,700   Macquarie Infrastructure Group
                   (Stapled Securities)++                                      475,661
                                                                       ---------------
                  MAJOR BANKS
        154,050   Australia and New Zealand
                   Banking Group Ltd.                                        2,064,287
         84,250   National Australia
                   Bank Ltd.                                                 1,791,623
                                                                       ---------------
                                                                             3,855,910
                                                                       ---------------
                  MEDIA CONGLOMERATES
        215,200   News Corp., Ltd.                                           1,983,032
                                                                       ---------------
                  OILFIELD SERVICES/EQUIPMENT
        312,500   Downer EDI Ltd.                                              775,720
                                                                       ---------------
                  OTHER METALS/MINERALS
        243,751   BHP Billiton Ltd.                                          2,017,466
         62,600   Rio Tinto Ltd.                                             1,469,450
                                                                       ---------------
                                                                             3,486,916
                                                                       ---------------
                  PROPERTY - CASUALTY INSURERS
        148,400   QBE Insurance Group Ltd.                                   1,247,545
                                                                       ---------------
                  TOTAL AUSTRALIA                                           17,901,370
                                                                       ---------------

                  CHINA (0.4%)
                  FOOD RETAIL
        210,000   Lianhua Supermarket
                   Holdings Ltd.                                       $       209,992
        106,000   Wumart Stores, Inc.
                   (Class H)*                                                  165,789
                                                                       ---------------
                                                                               375,781
                                                                       ---------------
                  INTEGRATED OIL
        792,000   China Petroleum &
                   Chemical Corp. (Class H)                                    274,143
                                                                       ---------------
                  INVESTMENT TRUSTS/ MUTUAL FUNDS
        100,000   Investment Co. of China**                                     13,600
                                                                       ---------------
                  OTHER TRANSPORTATION
        232,000   Hainan Meilan International
                   Airport Co., Ltd. (Class H)                                 173,993
                                                                       ---------------
                  TOTAL CHINA                                                  837,517
                                                                       ---------------

                  HONG KONG (9.6%)
                  AIRLINES
        341,000   Cathay Pacific
                   Airways, Ltd.                                               618,585
                                                                       ---------------
                  APPAREL/FOOTWEAR RETAIL
        627,000   Esprit Holdings Ltd.                                       2,572,209
                                                                       ---------------
                  BROADCASTING
         73,000   Television Broadcasts Ltd.                                   340,654
                                                                       ---------------
                  BUILDING PRODUCTS
      2,416,000   Asia Aluminum
                   Holdings Ltd.                                               278,759
                                                                       ---------------
                  CONSUMER SUNDRIES
        818,000   Moulin International
                   Holdings Ltd.                                               571,529
                                                                       ---------------
                  ELECTRIC UTILITIES
        177,000   CLP Holdings Ltd.                                            941,695
        188,000   Hong Kong Electric
                   Holdings Ltd.                                               826,686
                                                                       ---------------
                                                                             1,768,381
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                 VALUE
--------------------------------------------------------------------------------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
        417,000   The Grande Holdings Ltd.                             $       473,116
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
      1,066,800   New World Development
                   Co., Ltd.                                                   854,775
                                                                       ---------------
                  INDUSTRIAL CONGLOMERATES
        180,000   Swire Pacific Ltd. (Class A)                               1,176,878
                                                                       ---------------
                  INDUSTRIAL SPECIALTIES
        157,000   Kingboard Chemical
                  Holdings Ltd.                                                295,873
                                                                       ---------------
                  OIL & GAS PRODUCTION
      1,735,000   CNOOC Ltd.                                                   628,357
                                                                       ---------------
                  OIL REFINING/MARKETING
        265,000   Sinopec Zhenhai Refining &
                   Chemical Co., Ltd.
                   (Class H)                                                   239,510
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
        211,400   Cheung Kong
                  (Holdings) Ltd.                                            1,619,316
        423,000   Great Eagle Holdings Ltd.                                    626,341
        665,000   Henderson Land
                   Development Co., Ltd.                                     2,983,860
        386,000   HongKong Land Holdings Ltd.                                  667,780
      1,422,000   Hysan Development Co., Ltd.                                2,351,679
                                                                       ---------------
                                                                             8,248,976
                                                                       ---------------
                  REGIONAL BANKS
        573,000   CITIC International Financial
                   Holdings Ltd.                                               229,558
        366,000   Industrial & Commercial
                   Bank of China (Asia) Ltd.                                   438,714
                                                                       ---------------
                                                                               668,272
                                                                       ---------------
                  TEXTILES
        608,000   Fountain Set
                   (Holdings) Ltd.                                             452,085
                                                                       ---------------
                  TOOLS/HARDWARE
        398,000   Techtronic Industries
                   Co., Ltd.                                                 1,066,395
                                                                       ---------------
                  WHOLESALE DISTRIBUTORS
        318,800   Li & Fung Ltd.                                       $       496,573
                                                                       ---------------
                  TOTAL HONG KONG                                           20,750,927
                                                                       ---------------

                  INDIA (3.3%)
                  BUILDING PRODUCTS
        110,000   Voltas Ltd.                                                  306,049
                                                                       ---------------
                  ELECTRICAL PRODUCTS
        127,300   Bharat Heavy
                   Electricals Ltd.                                          1,675,474
                                                                       ---------------
                  HOUSEHOLD/PERSONAL CARE
         88,000   Hindustan Lever Ltd.                                         278,914
                                                                       ---------------
                  MOTOR VEHICLES
        115,000   Hero Honda Motors Ltd.                                     1,246,285
                                                                       ---------------
                  PHARMACEUTICALS: OTHER
         19,000   Ranbaxy Laboratories Ltd.                                    453,164
                                                                       ---------------
                  REGIONAL BANKS
        696,000   Union Bank of India Ltd.                                   1,188,121
                                                                       ---------------
                  STEEL
         16,208   Jindal Steel & Power Ltd.                                    192,822
        435,000   Welspun Gujarat Stahl
                   Rohren Ltd.*                                                358,838
                                                                       ---------------
                                                                               551,660
                                                                       ---------------
                  TEXTILES
        670,000   Alok Industries Ltd.                                         864,007
        284,000   Arvind Mills Ltd.*                                           316,512
         83,000   Raymond Ltd.                                                 359,853
                                                                       ---------------
                                                                             1,540,372
                                                                       ---------------
                  TOTAL INDIA                                                7,240,039
                                                                       ---------------

                  INDONESIA (2.3%)
                  COAL
      8,432,000   PT Bumi Resources Tbk                                        451,494
                                                                       ---------------
                  CONSTRUCTION MATERIALS
      2,426,500   PT Indocement Tunggal
                   Prakarsa Tbk*                                               519,710
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                 VALUE
--------------------------------------------------------------------------------------
                  DEPARTMENT STORES
        778,000   PT Ramayana Lestari
                   Sentosa Tbk                                         $       469,203
                                                                       ---------------
                  MAJOR TELECOMMUNICATIONS
        997,500   PT Telekomunikasi
                   Indonesia Tbk                                               905,183
                                                                       ---------------
                  MOTOR VEHICLES
      1,706,923   PT Astra International Tbk                                 1,096,772
                                                                       ---------------
                  REGIONAL BANKS
        955,000   PT Bank Central Asia Tbk                                     419,851
      3,599,500   PT Bank Mandiri                                              588,352
      2,854,000   PT Bank Rakyat Indonesia*                                    554,971
                                                                       ---------------
                                                                             1,563,174
                                                                       ---------------
                  TOTAL INDONESIA                                            5,005,536
                                                                       ---------------

                  JAPAN (52.6%)
                  AUTO PARTS: O.E.M.
         98,000   NIFCO Inc.                                                 1,608,770
                                                                       ---------------
                  BUILDING PRODUCTS
        202,000   Sanwa Shutter Corp.                                        1,021,163
                                                                       ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
        615,000   Mitsubishi Chemical Corp.                                  1,671,498
                                                                       ---------------
                  CHEMICALS: SPECIALTY
        334,000   Daicel Chemical
                   Industries, Ltd.                                          1,476,644
        460,000   Denki Kagaku Kogyo
                   Kabushiki Kaisha                                          1,537,779
        277,000   Kaneka Corp.                                               2,557,193
        147,000   Shin-Etsu Polymer Co., Ltd.                                  897,608
                                                                       ---------------
                                                                             6,469,224
                                                                       ---------------
                  COMMERCIAL PRINTING/FORMS
        111,000   Dai Nippon Printing
                   Co., Ltd.                                                 1,683,403
         69,000   Nissha Printing Co., Ltd.                                  1,074,570
                                                                       ---------------
                                                                             2,757,973
                                                                       ---------------
                  COMPUTER PERIPHERALS
        110,600   Mitsumi Electric Co., Ltd.                                 1,196,380
                                                                       ---------------
                  COMPUTER PROCESSING HARDWARE
        485,000   Fujitsu Ltd.                                         $     3,370,130
                                                                       ---------------
                  ELECTRIC UTILITIES
         66,500   Tokyo Electric Power
                   Co., Inc.                                                 1,424,828
                                                                       ---------------
                  ELECTRICAL PRODUCTS
        157,000   Furukawa Electric
                   Co., Ltd.*                                                  605,925
                                                                       ---------------
                  ELECTRONIC COMPONENTS
         38,100   TDK Corp.                                                  2,719,949
                                                                       ---------------
                  ELECTRONIC DISTRIBUTORS
         77,600   Ryosan Co., Ltd.                                           1,623,990
                                                                       ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
         63,000   Canon, Inc.                                                3,304,675
        202,000   Casio Computer Co., Ltd.                                   2,329,643
         29,400   Kyocera Corp.                                              2,431,799
        213,000   Matsushita Electric
                   Industrial Co., Ltd.                                      3,128,039
        350,000   NEC Corp.                                                  2,749,139
        150,000   Ricoh Co., Ltd.                                            2,989,672
        662,000   Toshiba Corp.                                              3,040,714
                                                                       ---------------
                                                                            19,973,681
                                                                       ---------------
                  ELECTRONICS/APPLIANCES
         76,000   Fuji Photo Film Co., Ltd.                                  2,444,283
         33,900   Rinnai Corp.                                                 913,685
         60,000   Sony Corp.                                                 2,321,073
                                                                       ---------------
                                                                             5,679,041
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
         87,000   Kyudenko Corp.                                               392,517
        299,000   Obayashi Corp.                                             1,446,512
         41,000   Sanki Engineering Co., Ltd.                                  250,353
                                                                       ---------------
                                                                             2,089,382
                                                                       ---------------
                  FINANCE/RENTAL/LEASING
        110,400   Hitachi Capital Corp.                                      1,861,337
                                                                       ---------------
                  FOOD RETAIL
         79,100   FamilyMart Co., Ltd.                                       2,271,671
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                 VALUE
--------------------------------------------------------------------------------------
                  FOOD: MEAT/FISH/DAIRY
         90,000   Nippon Meat Packers, Inc.                            $     1,073,020
                                                                       ---------------
                  FOOD: SPECIALTY/CANDY
         56,500   House Foods Corp.                                            765,755
                                                                       ---------------
                  HOME BUILDING
        264,000   Sekisui Chemical Co., Ltd.                                 1,867,947
        165,000   Sekisui House, Ltd.                                        1,748,958
                                                                       ---------------
                                                                             3,616,905
                                                                       ---------------
                  HOME FURNISHINGS
          8,700   Sangetsu Co., Ltd.                                           204,534
                                                                       ---------------
                  INDUSTRIAL CONGLOMERATES
        385,000   Hitachi Ltd.                                               2,703,162
                                                                       ---------------
                  INDUSTRIAL MACHINERY
        268,000   Amada Co., Ltd.                                            1,507,773
        239,000   Daifuku Co., Ltd.                                          1,242,852
        117,000   Daikin Industries Ltd.                                     2,740,034
         64,300   Fuji Machine Mfg. Co., Ltd.                                  755,545
        106,000   Fujitec Co., Ltd.                                            508,009
        750,000   Mitsubishi Heavy
                   Industries, Ltd.                                          2,065,592
        303,000   Tsubakimoto Chain Co.                                      1,059,594
                                                                       ---------------
                                                                             9,879,399
                                                                       ---------------
                  INDUSTRIAL SPECIALTIES
         74,000   Lintec Corp.                                               1,107,519
        150,000   Toyo Ink Manufacturing
                   Co., Ltd.                                                   641,421
                                                                       ---------------
                                                                             1,748,940
                                                                       ---------------
                  MAJOR TELECOMMUNICATIONS
            378   Nippon Telegraph &
                   Telephone Corp.                                           1,986,229
                                                                       ---------------
                  METAL FABRICATIONS
        250,000   Minebea Co., Ltd.                                          1,220,783
                                                                       ---------------
                  MISCELLANEOUS MANUFACTURING
        125,500   Kurita Water Industries Ltd.                               1,545,158
                                                                       ---------------
                  MOTOR VEHICLES
        326,000   Nissan Motor Co., Ltd.                                     3,629,770
        136,000   Suzuki Motor Corp.                                         2,146,331
         95,400   Toyota Motor Corp.                                         3,448,505
        100,000   Yamaha Motor Co., Ltd.                               $     1,429,607
                                                                       ---------------
                                                                            10,654,213
                                                                       ---------------
                  MOVIES/ENTERTAINMENT
         45,100   TOHO Co., Ltd.                                               687,246
                                                                       ---------------
                  OTHER TRANSPORTATION
         60,000   Mitsubishi Logistics Corp.                                   543,033
                                                                       ---------------
                  PHARMACEUTICALS: MAJOR
        118,800   Sankyo Co., Ltd.                                           2,200,997
                                                                       ---------------
                  PHARMACEUTICALS: OTHER
         48,000   Ono Pharmaceutical
                   Co., Ltd.                                                 2,061,243
         74,100   Yamanouchi
                   Pharmaceutical Co., Ltd.                                  2,470,448
                                                                       ---------------
                                                                             4,531,691
                                                                       ---------------
                  RAILROADS
            399   East Japan Railway Co.                                     2,038,739
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
        135,000   Mitsubishi Estate Co., Ltd.                                1,596,077
                                                                       ---------------
                  RECREATIONAL PRODUCTS
         24,600   Nintendo Co., Ltd.                                         2,322,268
        158,300   Yamaha Corp.                                               2,968,663
                                                                       ---------------
                                                                             5,290,931
                                                                       ---------------
                  SEMICONDUCTORS
         11,300   Rohm Co., Ltd.                                             1,409,685
                                                                       ---------------
                  TEXTILES
        136,000   Nisshinbo Industries, Inc.                                   883,421
                                                                       ---------------
                  WHOLESALE DISTRIBUTORS
         28,000   Hitachi
                   High-Technologies Corp.                                     413,227
        230,000   Mitsubishi Corp.                                           2,192,064
        111,000   Nagase & Co., Ltd.                                           956,342
                                                                       ---------------
                                                                             3,561,633
                                                                       ---------------
                  TOTAL JAPAN                                              114,486,493
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                 VALUE
--------------------------------------------------------------------------------------
                  NEW ZEALAND (0.4%)
                  CONSTRUCTION MATERIALS
        120,200   Fletcher Building Ltd.                               $       341,450
                                                                       ---------------
                  FOREST PRODUCTS
        423,000   Carter Holt Harvey Ltd.                                      555,809
                                                                       ---------------
                  TOTAL NEW ZEALAND                                            897,259
                                                                       ---------------

                  SINGAPORE (3.5%)
                  AIR FREIGHT/COURIERS
        387,400   SembCorp Logistics Ltd.                                      409,610
                                                                       ---------------
                  AIRLINES
        273,000   Singapore Airlines Ltd.                                    1,731,908
                                                                       ---------------
                  ELECTRONIC COMPONENTS
        680,000   UniSteel Technology Ltd.                                     503,289
        104,100   Venture Corp., Ltd.                                        1,167,945
                                                                       ---------------
                                                                             1,671,234
                                                                       ---------------
                  MAJOR BANKS
        246,000   Oversea - Chinese Banking
                   Corp., Ltd.                                               1,748,473
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
        830,000   Capitaland Ltd.                                              784,951
        174,400   City Developments Ltd.                                       624,906
                                                                       ---------------
                                                                             1,409,857
                                                                       ---------------
                  WATER UTILITIES
        776,000   Hyflux Ltd.                                                  656,391
                                                                       ---------------
                  TOTAL SINGAPORE                                            7,627,473
                                                                       ---------------

                  SOUTH KOREA (10.0%)
                  AIRLINES
         53,080   Korean Air Co., Ltd.*                                        723,654
                                                                       ---------------
                  APPAREL/FOOTWEAR
         61,060   Cheil Industries Inc.                                        887,076
                                                                       ---------------
                  AUTOMOTIVE AFTERMARKET
        152,540   Hankook Tire Co., Ltd.                                     1,237,373
                                                                       ---------------
                  DEPARTMENT STORES
         38,860   Hyundai Department Store
                   Co., Ltd.                                                 1,049,644
                                                                       ---------------
                  ELECTRONIC COMPONENTS
         34,370   Samsung SDI Co., Ltd.                                $     4,392,894
                                                                       ---------------
                  FOOD: SPECIALTY/CANDY
          9,140   Orion Corp.                                                  566,966
                                                                       ---------------
                  INDUSTRIAL MACHINERY
         28,740   Hyundai Mobis                                              1,234,233
                                                                       ---------------
                  INVESTMENT BANKS/BROKERS
         57,700   Daishin Securities Co., Ltd.                                 781,723
        136,830   LG Investment & Securities
                   Co., Ltd.                                                 1,177,559
                                                                       ---------------
                                                                             1,959,282
                                                                       ---------------
                  REGIONAL BANKS
         86,080   Pusan Bank                                                   500,960
                                                                       ---------------
                  SEMICONDUCTORS
         10,939   Samsung Electronics
                   Co., Ltd.                                                 5,191,737
          5,700   Samsung Electronics
                   Co., Ltd. (Pref.)                                         1,573,620
                                                                       ---------------
                                                                             6,765,357
                                                                       ---------------
                  TOBACCO
         22,490   KT&G Corp.                                                   571,065
                                                                       ---------------
                  TRUCKS/CONSTRUCTION/
                  FARM MACHINERY
         75,960   Daewoo Shipbuilding &
                   Marine Engineering
                   Co., Ltd.                                                   776,687
         27,120   STX Shipbuilding Co., Ltd.                                   288,855
                                                                       ---------------
                                                                             1,065,542
                                                                       ---------------
                  WIRELESS TELECOMMUNICATIONS
          4,330   SK Telecom Co., Ltd.                                         737,900
                                                                       ---------------
                  TOTAL SOUTH KOREA                                         21,691,946
                                                                       ---------------

                  TAIWAN (8.2%)
                  AUTOMOTIVE AFTERMARKET
        176,000   Cheng Shin Rubber Industry
                   Co., Ltd.                                                   204,787
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                 VALUE
--------------------------------------------------------------------------------------
                  COMPUTER PERIPHERALS
        243,440   Hon Hai Precision Industry
                   Co., Ltd.                                           $       958,829
                                                                       ---------------
                  COMPUTER PROCESSING HARDWARE
        372,915   Acer Inc.                                                    526,970
                                                                       ---------------
                  CONSTRUCTION MATERIALS
      1,237,000   Taiwan Cement Corp.                                          529,983
                                                                       ---------------
                  ELECTRICAL PRODUCTS
        594,960   Phoenixtec Power Co., Ltd.                                   631,452
                                                                       ---------------
                  ELECTRONIC COMPONENTS
        270,000   Asia Vital Components
                   Co., Ltd.                                                   352,315
        355,800   Infortrend Technology Inc.                                 1,326,494
        612,000   Ya Hsin Industrial Co., Ltd.                                 767,300
                                                                       ---------------
                                                                             2,446,109
                                                                       ---------------
                  ELECTRONIC PRODUCTION EQUIPMENT
        268,000   Waffer Technology Co., Ltd.                                  721,167
                                                                       ---------------
                  ELECTRONICS/APPLIANCE STORES
        121,870   Largan Precision Co., Ltd.                                 1,363,068
                                                                       ---------------
                  ELECTRONICS/APPLIANCES
        123,000   Tsann Kuen Enterprise
                   Co., Ltd.                                                   168,265
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
        679,000   CTCI Corp.                                                   434,838
                                                                       ---------------
                  FINANCIAL CONGLOMERATES
      1,330,000   Taishin Financial Holdings
                   Co., Ltd.                                                 1,163,650
                                                                       ---------------
                  INDUSTRIAL SPECIALTIES
        158,800   Asia Optical Co. Inc.                                      1,117,234
                                                                       ---------------
                  INVESTMENT BANKS/BROKERS
        807,920   Polaris Securities
                   Co., Ltd.*                                                  451,813
                                                                       ---------------
                  MAJOR BANKS
      1,253,000   China Development Financial
                   Holding Corp.                                               685,646
                                                                       ---------------
                  MARINE SHIPPING
        422,460   Evergreen Marine Corp.                                       323,894
                                                                       ---------------
                  MISCELLANEOUS MANUFACTURING
        129,000   Cather Technology
                   Co., Ltd.                                           $       539,116
                                                                       ---------------
        202,000   Chaun-Choung
                   Technology Corp.                                            364,402
                                                                       ---------------
                                                                               903,518
                                                                       ---------------
                  OIL REFINING/MARKETING
          9,000   Formosa
                   Petrochemical Corp.*                                         14,071
                                                                       ---------------
                  PACKAGED SOFTWARE
        156,000   Cyberlink Corp.                                              633,193
        245,000   Springsoft Inc.                                              626,128
                                                                       ---------------
                                                                             1,259,321
                                                                       ---------------
                  REGIONAL BANKS
      1,376,696   Chinatrust Financial Holding
                   Co., Ltd.                                                 1,477,692
                                                                       ---------------
                  SEMICONDUCTORS
        181,000   Faraday Technology Corp.                                     413,590
         90,000   MediaTek Inc.                                                857,787
        193,400   Novatek Microelectronics
                   Corp., Ltd.                                                 761,738
        228,000   SunPlus Technology
                   Co., Ltd.                                                   452,435
                                                                       ---------------
                                                                             2,485,550
                                                                       ---------------
                  TOTAL TAIWAN                                              17,867,857
                                                                       ---------------

                  THAILAND (2.2%)
                  AIRLINES
        421,600   Thai Airways International
                   PCL (Alien Shares)                                          600,540
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
      1,158,300   Sino Thai Engineering &
                   Construction PCL
                   (Alien Shares)                                              422,610
                                                                       ---------------
                  HOME BUILDING
        672,400   Land & Houses PCL
                   (Alien Shares)                                              186,516
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                 VALUE
--------------------------------------------------------------------------------------
                  MAJOR BANKS
        486,600   Kasikornbank PCL
                   (Alien Shares)*                                     $       589,767
        195,300   Kasikornbank PCL (NVDR)*                                     236,707
                                                                       ---------------
                                                                               826,474
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
      4,182,800   Asian Property Development
                   PCL (Alien Shares)                                          468,286
                                                                       ---------------
                  REGIONAL BANKS
        607,900   Bangkok Bank PCL
                   (Alien Shares)*                                           1,488,759
        119,100   Bangkok Bank
                   PCL (NVDR)*                                                 281,261
        841,700   Krung Thai Bank PCL
                   (Alien Shares)                                              225,065
        269,800   Siam Commercial Bank
                   PCL (Alien Shares)                                          311,832
                                                                       ---------------
                                                                             2,306,917
                                                                       ---------------
                  TOTAL THAILAND                                             4,811,343
                                                                       ---------------

TOTAL INVESTMENTS
 (COST $196,506,468) (a)                                    100.7%         219,117,760
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                                (0.7)          (1,477,853)
                                                            -----      ---------------
NET ASSETS                                                  100.0%     $   217,639,907
                                                            =====      ===============

----------
NVDR NON VOTING DEPOSITORY RECEIPT.
   * NON-INCOME PRODUCING SECURITY.
  ** RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  ++ COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE
     STAPLED SECURITY.
 (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $43,950,991 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $21,339,699, RESULTING IN NET UNREALIZED APPRECIATION OF $22,611,292.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2004:

                                                   UNREALIZED
 CONTRACTS         IN EXCHANGE      DELIVERY      APPRECIATION/
TO DELIVER             FOR            DATE       (DEPRECIATION)
---------------------------------------------------------------
HKD  1,888,525     $   242,112      05/03/04     $            3
$        4,350     SGD   7,392      05/03/04                 (8)
$       16,121     SGD  27,477      05/04/04                 19
JPY  1,807,811     $    16,555      05/06/04                177
                                                 --------------
     Net unrealized appreciation                 $          191
                                                 ==============

CURRENCY ABBREVIATIONS:

HKD  Hong Kong Dollar.
JPY  Japanese Yen.
SGD  Singapore Dollar.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

SUMMARY OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

                                                                   PERCENT OF
INDUSTRY                                           VALUE           NET ASSETS
--------------------------------------------------------------------------------
Air Freight/Couriers                          $       409,610                0.2%
Airlines                                            4,901,589                2.2
Apparel/Footwear                                    1,925,343                0.9
Apparel/Footwear Retail                             2,572,209                1.2
Auto Parts: O.E.M.                                  1,608,770                0.7
Automotive Aftermarket                              1,442,160                0.7
Beverages: Non-Alcoholic                              847,945                0.4
Broadcasting                                          340,654                0.2
Building Products                                   1,605,971                0.7
Chemicals: Major Diversified                        1,671,498                0.8
Chemicals: Specialty                                6,469,224                3.0
Coal                                                  451,494                0.2
Commercial Printing/Forms                           2,757,973                1.3
Computer Peripherals                                2,155,209                1.0
Computer Processing
 Hardware                                           3,897,100                1.8
Construction Materials                              1,391,143                0.6
Consumer Sundries                                     571,529                0.3
Containers/Packaging                                  827,556                0.4
Department Stores                                   1,518,847                0.7
Electric Utilities                                  3,193,209                1.5
Electrical Products                                 2,912,851                1.3
Electronic Components                              11,230,186                5.2
Electronic Distributors                             1,623,990                0.7
Electronic Equipment/
 Instruments                                       20,446,797                9.4
Electronic Production
 Equipment                                            721,167                0.3
Electronics/Appliance Stores                        1,363,068                0.6
Electronics/Appliances                              5,847,306                2.7
Engineering & Construction                          3,801,605                1.7
Finance/Rental/Leasing                              1,861,337                0.9
Financial Conglomerates                             3,299,566                1.5
Food Retail                                         2,647,452                1.2
Food: Meat/Fish/Dairy                               1,073,020                0.5
Food: Specialty/Candy                               1,332,721                0.6
Forest Products                                       555,809                0.3
Home Building                                       3,803,421                1.7
Home Furnishings                                      204,534                0.1
Household/Personal Care                               278,914                0.1
Industrial Conglomerates                            3,880,040                1.8
Industrial Machinery                               11,113,632                5.1
Industrial Specialties                              3,162,047                1.5
Integrated Oil                                        274,143                0.1
Investment Banks/Brokers                      $     2,411,095                1.1%
Investment Trusts/Mutual
 Funds                                                489,261                0.2
Major Banks                                         7,116,503                3.3
Major Telecommunications                            2,891,412                1.3
Marine Shipping                                       323,894                0.1
Media Conglomerates                                 1,983,032                0.9
Metal Fabrications                                  1,220,783                0.6
Miscellaneous Manufacturing                         2,448,676                1.1
Motor Vehicles                                     12,997,270                6.0
Movies/Entertainment                                  687,246                0.3
Oil & Gas Production                                  628,357                0.3
Oil Refining/Marketing                                253,581                0.1
Oilfield Services/Equipment                           775,720                0.4
Other Metals/Minerals                               3,486,916                1.6
Other Transportation                                  717,026                0.3
Packaged Software                                   1,259,321                0.6
Pharmaceuticals: Major                              2,200,997                1.0
Pharmaceuticals: Other                              4,984,855                2.3
Property - Casualty Insurers                        1,247,545                0.6
Railroads                                           2,038,739                0.9
Real Estate Development                            11,723,196                5.4
Recreational Products                               5,290,931                2.4
Regional Banks                                      7,705,136                3.5
Semiconductors                                     10,660,592                4.9
Steel                                                 551,660                0.3
Textiles                                            2,875,878                1.3
Tobacco                                               571,065                0.3
Tools/Hardware                                      1,066,395                0.5
Trucks/Construction/Farm
 Machinery                                          1,065,542                0.5
Water Utilities                                       656,391                0.3
Wholesale Distributors                              4,058,206                1.9
Wireless Telecommunications                           737,900                0.3
                                              ---------------              -----
                                              $   219,117,760              100.7%
                                              ===============              =====

                                                                   PERCENT OF
TYPE OF INVESTMENT                                 VALUE           NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                 $   217,544,140              100.0%
Preferred Stocks                                    1,573,620                0.7
                                              ---------------              -----
                                              $   219,117,760              100.7%
                                              ===============              =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $196,506,468)              $   219,117,760
Foreign cash                                                                  92,459
Receivable for:
  Dividends                                                                  709,137
  Investments sold                                                           486,898
  Capital stock sold                                                         116,169
  Foreign withholding taxes reclaimed                                         33,089
Prepaid expenses and other assets                                             43,386
                                                                     ---------------
    TOTAL ASSETS                                                         220,598,898
                                                                     ---------------
LIABILITIES:
Payable to bank                                                            1,805,305
Payable for:
  Capital stock redeemed                                                     409,076
  Investments purchased                                                      206,254
  Investment management fee                                                  180,836
  Distribution fee                                                           178,135
Accrued expenses and other payables                                          179,385
                                                                     ---------------
    TOTAL LIABILITIES                                                      2,958,991
                                                                     ---------------
    NET ASSETS                                                       $   217,639,907
                                                                     ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                      $   587,862,385
Net unrealized appreciation                                               22,586,394
Accumulated net investment loss                                           (2,319,014)
Accumulated net realized loss                                           (390,489,858)
                                                                     ---------------
    NET ASSETS                                                       $   217,639,907
                                                                     ===============
CLASS A SHARES:
Net Assets                                                           $     6,213,985
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)           480,180
    NET ASSET VALUE PER SHARE                                        $         12.94
                                                                     ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value)                  $         13.66
                                                                     ===============
CLASS B SHARES:
Net Assets                                                           $   193,306,380
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)        15,317,092
    NET ASSET VALUE PER SHARE                                        $         12.62
                                                                     ===============
CLASS C SHARES:
Net Assets                                                           $     8,853,519
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)           702,146
    NET ASSET VALUE PER SHARE                                        $         12.61
                                                                     ===============
CLASS D SHARES:
Net Assets                                                           $     9,266,023
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)           709,731
    NET ASSET VALUE PER SHARE                                        $         13.06
                                                                     ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $149,727 foreign withholding tax)                             $    1,749,036
Interest                                                                                11,468
                                                                                --------------
    TOTAL INCOME                                                                     1,760,504
                                                                                --------------
EXPENSES
Investment management fee                                                            1,033,337
Distribution fee (Class A shares)                                                        6,252
Distribution fee (Class B shares)                                                      970,997
Distribution fee (Class C shares)                                                       43,944
Transfer agent fees and expenses                                                       379,478
Custodian fees                                                                         100,304
Shareholder reports and notices                                                         51,228
Professional fees                                                                       36,677
Registration fees                                                                       30,636
Directors' fees and expenses                                                             3,430
Other                                                                                   11,347
                                                                                --------------
    TOTAL EXPENSES                                                                   2,667,630
                                                                                --------------
    NET INVESTMENT LOSS                                                               (907,126)
                                                                                --------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                         10,376,309
Foreign exchange transactions                                                           (9,060)
                                                                                --------------
    NET REALIZED GAIN                                                               10,367,249
                                                                                --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                          8,548,180
Translation of other assets and liabilities denominated in foreign currencies          (29,075)
                                                                                --------------
    NET APPRECIATION                                                                 8,519,105
                                                                                --------------
    NET GAIN                                                                        18,886,354
                                                                                --------------
NET INCREASE                                                                    $   17,979,228
                                                                                ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX         FOR THE YEAR
                                                                   MONTHS ENDED           ENDED
                                                                  APRIL 30, 2004     OCTOBER 31, 2003
                                                                 ----------------    ----------------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                              $       (907,126)   $     (1,510,234)
Net realized gain (loss)                                               10,367,249         (14,252,290)
Net change in unrealized appreciation                                   8,519,105          72,534,716
                                                                 ----------------    ----------------

    NET INCREASE                                                       17,979,228          56,772,192

Net decrease from capital stock transactions                           (8,635,080)        (24,265,550)
                                                                 ----------------    ----------------

    NET INCREASE                                                        9,344,148          32,506,642

NET ASSETS:
Beginning of period                                                   208,295,759         175,789,117
                                                                 ----------------    ----------------

END OF PERIOD
(Including accumulated net investment losses of $2,319,014 and
$1,411,888, respectively)                                        $    217,639,907    $    208,295,759
                                                                 ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM") or Morgan Stanley Investment Management Company ("MSIMC") (collectively the "Sub-Advisors"), affiliates of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under the Sub-Advisory Agreements between the Sub-Advisors and the Investment Manager, the Sub-Advisors invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid MSAITM and MSIMC compensation of $212,330 and $201,005, respectively, for the six months ended April 30, 2004.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisors. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $38,446,390 at April 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $6,182, $58,644 and $4,345, respectively and received $40,553 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004 aggregated $36,148,465 and $37,269,965, respectively.

For the six months ended April 30, 2004, the Fund incurred brokerage commissions of $15,950 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisors and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended April 30, 2004, the Fund incurred brokerage commissions of $551 with China International Corp., an affiliate of the Investment Manager, Sub-Advisors and Distributor, for portfolio transactions executed on behalf of the Fund.

At April 30, 2004, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisors and Distributor, held 489,912 Class D shares of capital stock of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisors and Distributor, is the Fund's transfer agent. At April 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $14,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $3,348. At April 30, 2004, the Fund had an accrued pension liability of $54,347 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase & Co., the Fund's custodian.

At April 30, 2004, investments in securities of issuers in Japan represented 52.6% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

6. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                         FOR THE SIX                  FOR THE YEAR
                                                        MONTHS ENDED                      ENDED
                                                       APRIL 30, 2004               OCTOBER 31, 2003
                                                 --------------------------   ----------------------------
                                                        (UNAUDITED)
                                                   SHARES         AMOUNT         SHARES         AMOUNT
                                                 ----------    ------------   -----------    -------------
CLASS A SHARES
Sold                                                618,261    $  7,971,610    14,758,421    $ 132,604,913
Redeemed                                           (554,179)     (7,058,932)  (14,817,501)    (135,236,132)
                                                 ----------    ------------   -----------    -------------
Net increase (decrease) -- Class A                   64,082         912,678       (59,080)      (2,631,219)
                                                 ----------    ------------   -----------    -------------
CLASS B SHARES
Sold                                              1,107,878      13,770,923     2,630,509       24,525,139
Redeemed                                         (1,916,432)    (23,715,972)   (5,611,113)     (50,285,230)
                                                 ----------    ------------   -----------    -------------
Net decrease -- Class B                            (808,554)     (9,945,049)   (2,980,604)     (25,760,091
                                                 ----------    ------------   -----------    -------------
CLASS C SHARES
Sold                                                209,990       2,618,012     3,072,285       27,766,006
Redeemed                                           (173,741)     (2,161,665)   (2,779,931)     (24,834,757)
                                                 ----------    ------------   -----------    -------------
Net increase -- Class C                              36,249         456,347       292,354        2,931,249
                                                 ----------    ------------   -----------    -------------
CLASS D SHARES
Sold                                                210,682       2,636,960     3,165,373       28,214,139
Redeemed                                           (219,610)     (2,696,016)   (3,082,203)     (27,019,628)
                                                 ----------    ------------   -----------    -------------
Net increase (decrease) -- Class D                   (8,928)        (59,056)       83,170        1,194,511
                                                 ----------    ------------   -----------    -------------
Net decrease in Fund                               (717,151)   $ (8,635,080)   (2,664,160)   $ (24,265,550)
                                                 ==========    ============   ===========    =============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Fund had a net capital loss carryforward of $397,318,158 of which $54,029,023 will expire on October 31, 2005, $268,351,895 will expire on October 31, 2006, $26,405,832 will expire on October 31, 2007, $25,208,399 will expire on October 31, 2009, $8,520,809 will expire on October 31, 2010 and $14,802,200 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY PACIFIC GROWTH FUND INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                       FOR THE SIX               FOR THE YEAR ENDED OCTOBER 31,
                                                       MONTHS ENDED          -------------------------------------
                                                      APRIL 30, 2004            2003         2002          2001
                                                     ----------------        ---------     ---------     ---------
                                                        (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $          11.85        $    8.60     $    8.92     $   13.29
                                                     ----------------        ---------     ---------     ---------

Income (loss) from investment operations:
 Net investment income (loss)++                                 (0.00)           (0.02)        (0.05)        (0.03)
 Net realized and unrealized gain (loss)                         1.09             3.27         (0.27)        (4.13)
                                                     ----------------        ---------     ---------     ---------

Total income (loss) from investment operations                   1.09             3.25         (0.32)        (4.16)
                                                     ----------------        ---------     ---------     ---------

Less dividends from net investment income                          --               --            --         (0.21)
                                                     ----------------        ---------     ---------     ---------

Net asset value, end of period                       $          12.94        $   11.85     $    8.60     $    8.92
                                                     ================        =========     =========     =========

TOTAL RETURN+                                                    9.20%(1)        37.79%        (3.59)%      (31.42)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                         1.73%(2)         1.96%         1.88%         1.74%
Net investment income (loss)                                    (0.12)%(2)       (0.17)%       (0.40)%       (0.38)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $          6,214        $   4,931     $   4,089     $   3,131
Portfolio turnover rate                                            17%(1)           40%           32%           37%

                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                     ------------------------------
                                                         2000             1999
                                                     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $      14.54     $       9.76
                                                     ------------     ------------

Income (loss) from investment operations:
 Net investment income (loss)++                             (0.10)            0.05
 Net realized and unrealized gain (loss)                    (1.02)            4.73
                                                     ------------     ------------

Total income (loss) from investment operations              (1.12)            4.78
                                                     ------------     ------------

Less dividends from net investment income                   (0.13)              --
                                                     ------------     ------------

Net asset value, end of period                       $      13.29     $      14.54
                                                     ============     ============

TOTAL RETURN+                                               (8.10)%          48.98%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                     1.60%            1.79%
Net investment income (loss)                                (0.68)%           0.34%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $     15,646     $     10,048
Portfolio turnover rate                                        37%             128%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                       FOR THE SIX               FOR THE YEAR ENDED OCTOBER 31,
                                                       MONTHS ENDED          -------------------------------------
                                                      APRIL 30, 2004            2003         2002           2001
                                                     ----------------        ---------     ---------     ---------
                                                       (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $          11.60        $    8.53     $    8.89     $   13.11
                                                     ----------------        ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment loss++                                         (0.06)           (0.08)        (0.11)        (0.13)
  Net realized and unrealized
   gain (loss)                                                   1.08             3.15         (0.25)        (4.05)
                                                     ----------------        ---------     ---------     ---------

Total income (loss) from investment
 operations                                                      1.02             3.07         (0.36)        (4.18)
                                                     ----------------        ---------     ---------     ---------

Less dividends from net investment
 income                                                            --               --            --         (0.04)
                                                     ----------------        ---------     ---------     ---------

Net asset value, end of period                       $          12.62        $   11.60     $    8.53     $    8.89
                                                     ================        =========     =========     =========

TOTAL RETURN+                                                    8.79%(1)        35.99%        (4.05)%      (31.87)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                         2.51%(2)         2.72%         2.64%         2.55%
Net investment loss                                             (0.90)%(2)       (0.93)%       (1.16)%       (1.19)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                        $        193,306        $ 187,065     $ 163,000     $ 231,422
Portfolio turnover rate                                            17%(1)           40%           32%           37%

                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                     ------------------------------
                                                         2000              1999
                                                     ------------      ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $      14.39      $       9.73
                                                     ------------      ------------

Income (loss) from investment operations:
  Net investment loss++                                     (0.23)            (0.06)
  Net realized and unrealized
   gain (loss)                                              (1.02)             4.72
                                                     ------------      ------------

Total income (loss) from investment
 operations                                                 (1.25)             4.66
                                                     ------------      ------------

Less dividends from net investment
 income                                                     (0.03)               --
                                                     ------------      ------------

Net asset value, end of period                       $      13.11      $      14.39
                                                     ============      ============

TOTAL RETURN+                                               (8.86)%           47.89%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                     2.37%             2.56%
Net investment loss                                         (1.45)%           (0.43)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                        $    469,924      $    633,216
Portfolio turnover rate                                        37%              128%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                       FOR THE SIX               FOR THE YEAR ENDED OCTOBER 31,
                                                       MONTHS ENDED          -------------------------------------
                                                      APRIL 30, 2004           2003          2002           2001
                                                     ----------------        ---------     ---------     ---------
                                                       (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $          11.59        $    8.52     $    8.86     $   13.07
                                                     ----------------        ---------     ---------     ---------

Income (loss) from investment operations:
 Net investment loss++                                          (0.05)           (0.09)        (0.10)        (0.13)
 Net realized and unrealized gain (loss)                         1.07             3.16         (0.24)        (4.05)
                                                     ----------------        ---------     ---------     ---------

Total income (loss) from investment operations                   1.02             3.07         (0.34)        (4.18)
                                                     ----------------        ---------     ---------     ---------

Less dividends from net investment income                          --               --            --         (0.03)
                                                     ----------------        ---------     ---------     ---------

Net asset value, end of period                       $          12.61        $   11.59     $    8.52     $    8.86
                                                     ================        =========     =========     =========

TOTAL RETURN+                                                    8.80%(1)        36.03%        (3.84)%      (31.89)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                         2.51%(2)         2.72%         2.47%         2.50%
Net investment loss                                             (0.90)%(2)       (0.93)%       (0.99)%       (1.14)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $          8,854        $   7,718     $   3,182     $   3,880
Portfolio turnover rate                                            17%(1)           40%           32%           37%

                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                     ------------------------------
                                                         2000              1999
                                                     ------------      ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $      14.38      $       9.72
                                                     ------------      ------------

Income (loss) from investment operations:
 Net investment loss++                                      (0.23)            (0.05)
 Net realized and unrealized gain (loss)                    (1.00)             4.71
                                                     ------------      ------------

Total income (loss) from investment operations              (1.23)             4.66
                                                     ------------      ------------

Less dividends from net investment income                   (0.08)               --
                                                     ------------      ------------

Net asset value, end of period                       $      13.07      $      14.38
                                                     ============      ============

TOTAL RETURN+                                               (8.88)%           47.94%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                     2.37%             2.56%
Net investment loss                                         (1.45)%           (0.43)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $     11,219      $     12,278
Portfolio turnover rate                                        37%              128%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                       FOR THE SIX             FOR THE YEAR ENDED OCTOBER 31,
                                                       MONTHS ENDED         ------------------------------------
                                                      APRIL 30, 2004          2003          2002         2001
                                                     ----------------       ---------    ---------     ---------
                                                        (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $          11.94       $    8.68    $    8.96     $   13.35
                                                     ----------------       ---------    ---------     ---------

Income (loss) from investment operations:
 Net investment income (loss)++                                  0.01            0.00        (0.02)        (0.02)
 Net realized and unrealized gain (loss)                         1.11            3.26        (0.26)        (4.11)
                                                     ----------------       ---------    ---------     ---------

Total income (loss) from investment operations                   1.12            3.26        (0.28)        (4.13)
                                                     ----------------       ---------    ---------     ---------

Less dividends from net investment income                          --              --           --         (0.26)
                                                     ----------------       ---------    ---------     ---------

Net asset value, end of period                       $          13.06       $   11.94    $    8.68     $    8.96
                                                     ================       =========    =========     =========

TOTAL RETURN+                                                    9.38%(1)       37.56%       (3.12)%      (31.19)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                         1.51%(2)        1.72%        1.64%         1.55%
Net investment income (loss)                                     0.10%(2)        0.07%       (0.16)%       (0.19)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $          9,266       $   8,581    $   5,518     $   6,284
Portfolio turnover rate                                            17%(1)          40%          32%           37%

                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                     ------------------------------
                                                         2000              1999
                                                     ------------      ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $      14.61      $       9.78
                                                     ------------      ------------

Income (loss) from investment operations:
 Net investment income (loss)++                             (0.20)             0.06
 Net realized and unrealized gain (loss)                    (0.91)             4.77
                                                     ------------      ------------

Total income (loss) from investment operations              (1.11)             4.83
                                                     ------------      ------------

Less dividends from net investment income                   (0.15)               --
                                                     ------------      ------------

Net asset value, end of period                       $      13.35      $      14.61
                                                     ============      ============

TOTAL RETURN+                                               (7.94)%           49.39%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                     1.37%             1.56%
Net investment income (loss)                                (0.45)%            0.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $      5,125      $      2,489
Portfolio turnover rate                                        37%              128%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD
Mitchell M. Merin
PRESIDENT
Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER
Barry Fink
VICE PRESIDENT
Joseph J. McAlinden
VICE PRESIDENT
Stefanie V. Chang
VICE PRESIDENT
Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER
Thomas F. Caloia
VICE PRESIDENT
Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISORS
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                  PACIFIC GROWTH
                                                                            FUND


                                                               SEMIANNUAL REPORT
                                                                  APRIL 30, 2004


[MORGAN STANLEY LOGO]

                                                     37916RPT-RA04-00245P-Y04/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004